Consolidated Statement of Changes in Stockholders' Equity - USD ($) $ in Thousands	Common Stock [Member]	Retained Earnings [Member]	AOCI Attributable to Parent [Member]	Treasury Stock [Member]	Total
Balance	$ 85,925	$ 56,037	$ (154)	$ (13,518)	$ 128,290
Balance (in shares) at Dec. 31, 2018	7,260,994
Balance at Dec. 31, 2018	$ 85,925	56,037	(154)	(13,518)	128,290
Net income		12,711			12,711
Other comprehensive income			1,996		1,996
Dividend reinvestment and purchase plan (in shares)	17,866
Dividend reinvestment and purchase plan	$ 372				$ 372
Stock options exercised (in shares)	400				200
Stock options exercised	$ 4				$ 4
Stock-based compensation, net (in shares)	15,532
Stock-based compensation, net	$ 316				316
Treasury shares acquired				(2,229)	(2,229)
Cash dividends		(3,685)			$ (3,685)
Balance (in shares) at Dec. 31, 2019	7,294,792				6,423,630
Balance	$ 85,925	56,037	(154)	(13,518)	$ 128,290
Balance	86,617	65,063	1,842	(15,747)	137,775
Balance at Dec. 31, 2019	$ 86,617	65,063	1,842	(15,747)	137,775
Net income		8,349			8,349
Other comprehensive income			2,442		$ 2,442
Stock options exercised (in shares)	1,350				2,350
Stock options exercised	$ 12				$ 12
Stock-based compensation, net (in shares)	12,543
Stock-based compensation, net	$ 257				257
Treasury shares acquired				(1,191)	(1,191)
Cash dividends		(3,834)			$ (3,834)
Balance (in shares) at Dec. 31, 2020	7,308,685				6,379,323
Balance	$ 86,617	65,063	1,842	(15,747)	$ 137,775
Balance	$ 86,886	$ 69,578	$ 4,284	$ (16,938)	$ 143,810